Warrants - Predecessor (Tables)	12 Months Ended
Dec. 31, 2016
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of warrant activity and changes

	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value

Outstanding - December 31, 2015 (Predecessor)	25,572,059	$0.27	3.89	-
Issued	-	-
Anti-Dilutive Adjustment	-	-
Exercised	-	-
Cancelled	(25,572,059)	0.27
Forfeited	-	-
Outstanding - December 31, 2016 (Successor)	-	$-	-	$-

Exercisable - December 31, 2016 (Successor)	-	$-	-	$-